Schedule of Investments
Japan Smaller Capitalization Fund, Inc.
May 29, 2020 (Unaudited)

		Fair
	Shares	Value
JAPANESE EQUITY SECURITIES
Banks
Fukuoka Financial Group, Inc.	84,900	$1,380,930
General banking services
The Akita Bank, Ltd.	239,100	3,445,347
General banking services
The Bank of Okinawa, Ltd.	76,800	2,358,692
General banking services
The Keiyo Bank, Ltd.	520,300	2,500,723
General banking services
The Musashino Bank, Ltd.	119,400	1,680,629
General banking services
The Taiko Bank, Ltd.	136,000	1,936,998
General banking services
The Yamanashi Chuo Bank, Ltd.	214,600	1,849,811
General banking services
Total Banks (5.7%)		15,153,130

Chemicals
Adeka Corporation	430,100	5,982,091
Manufactures chemical and food products
C. Uyemura & Co., Ltd.	40,300	2,426,787
Plating chemicals
Fujikura Kasei Co., Ltd.	1,143,200	5,303,642
Specialty coating materials and fine chemicals
Koatsu Gas Kogyo Co., Ltd.	502,700	3,600,876
High-pressured gases and chemicals
Sakata Inx Corporation	661,600	6,586,841
Manufactures printing ink
Sekisui Jushi Corporation	119,200	2,620,133
Manufactures plastics and other resin materials
Shikoku Chemicals Corporation	164,500	1,749,172
Manufactures chemical products
Shin-Etsu Polymer Co., Ltd.	70,100	617,908
Manufactures electronic devices, precision moldings, and dwelling materials
Soken Chemical & Engineering Co., Ltd.	62,100	659,749
Manufactures chemical products
Tenma Corporation	159,200	2,695,801
Manufactures synthetic resin products
T&K Toka Co., Ltd.	411,500	3,046,875
Manufactures specialized inks for printing applications
Yushiro Chemical Industry Co., Ltd.	270,000	3,093,946
Manufactures metalworking fluids
Total Chemicals (14.4%)		38,383,821

Construction
Kyowa Exeo Corporation	56,000	$1,285,493
Telecommunications, electrical and civil infrastructure business
MIRAIT Holdings Corporation	95,200	1,359,432
Telecommunication and information communications technology solution business
Toenec Corporation	82,300	2,978,149
Construction of comprehensive building facilities
Totetsu Kogyo Co., Ltd.	90,800	2,423,861
Operates construction-related businesses
Yondenko Corporation	59,200	1,285,344
Construction of electrical distribution systems
Yurtec Corporation	478,300	2,800,346
Engineering company
Total Construction (4.5%)		12,132,625

Electric Appliances
AOI Electronics Co., Ltd.	33,000	669,951
Manufactures electronic components
Koito Manufacturing Co., Ltd.	61,000	2,583,762
Manufactures lighting equipment
Mabuchi Motor Co., Ltd.	72,300	2,388,198
Manufactures small motors
Maxell Holdings, Ltd.	62,200	621,567
Manufactures media devices, batteries and electrical appliances
Shindengen Electric Manufacturing Co., Ltd.	8,100	199,766
Manufactures semiconductor products, electrical components, and power supplies
Shinko Electric Industries Co., Ltd.	34,300	435,374
Manufactures semiconductor packages
Total Electric Appliances (2.6%)		6,898,618

Financing Business
Hitachi Capital Corporation	127,100	2,681,748
General financial services
Ricoh Leasing Company, Ltd.	89,500	2,603,410
Leasing and financial services
Tokai Tokyo Financial Holdings, Inc.	109,800	256,735
Investment and financial services
Total Financing Business (2.1%)		5,541,893

Food
Nichirei Corporation	43,900	1,236,247
Produces frozen foods and provides cold storage warehousing
Total Food (0.5%)		1,236,247

Information and Communication
NS Solutions Corporation	51,800	1,418,822
System consulting services and software development
OBIC Co., Ltd.	8,900	1,542,584
Computer system integration
Okinawa Cellular Telephone Company	177,100	6,819,439
Telecommunications
Otsuka Corporation	30,000	1,447,460
Computer information system developer
Total Information and Communication (4.2%)		11,228,305

Iron and Steel
Chubu Steel Plate Co., Ltd.	79,200	$468,108
Manufactures steel-related products
Mory Industries Inc.	51,500	1,146,834
Manufactures steel tubing products
Nichia Steel Works, Ltd.	1,867,000	4,763,860
Manufactures steel-related products
Osaka Steel Co., Ltd.	717,400	8,640,085
Manufactures steel-related products
Sanyo Special Steel Co., Ltd.	137,700	1,255,942
Steel, special material, and forging businesses
Total Iron and Steel (6.1%)		16,274,829

Machinery
Makino Milling Machine Co., Ltd.	90,300	2,794,252
Manufactures machine tools
Miura Co., Ltd.	34,900	1,489,585
Manufactures boilers and related products
Nippon Pillar Packing Co., Ltd.	97,000	1,291,533
Manufactures mechanical seals
Nitto Kohki Co., Ltd.	187,400	3,441,100
Manufactures machine tools and motor pumps
Oiles Corporation	306,880	4,043,327
Manufactures bearing equipment
Shibuya Corporation	18,900	540,125
Packing plant business
Star Micronics Co., Ltd.	148,600	1,775,892
Manufactures machinery, electronic components, and precision parts
Takeuchi Mfg. Co., Ltd.	135,900	2,243,248
Manufactures construction machinery
Yamashin-Filter Corporation	33,700	311,438
Manufactures filters
Total Machinery (6.7%)		17,930,500

Metal Products
Dainichi Co., Ltd.	117,000	758,831
Manufactures oil heating equipment
Maruzen Co., Ltd.	13,400	217,956
Manufactures and sells machinery
Neturen Co., Ltd.	575,600	2,980,142
Manufactures steel bars and induction heating equipment
Piolax, Inc.	274,900	4,371,873
Manufactures automobile-related products
Rinnai Corporation	15,700	1,321,262
Manufactures heating appliances and components
Shinpo Co., Ltd.	2,300	29,685
Manufactures smokeless roasters
Sumitomo Metal Mining Co., Ltd.	2,300	64,044
Manufactures non-ferrous metal products, semiconductor and functional materials
Topre Corporation	153,500	1,844,421
Manufactures pressed and constant thermal logistics-related products
Total Metal Products (4.3%)		11,588,214

Other Products
Fuji Seal International, Inc.	13,300	$274,453
Packaging-related materials and machinery
Komatsu Wall Industry Co., Ltd.	13,200	236,994
Manufactures various partitions
Nishikawa Rubber Co., Ltd.	232,100	2,709,179
Manufactures rubber automobile parts
Pigeon Corporation	4,800	187,056
Manufactures baby care products
The Pack Corporation	34,400	995,852
Manufactures paper and chemical products
Total Other Products (1.6%)		4,403,534

Precision Instruments
Nakanishi Inc.	272,200	4,296,100
Manufactures dental instruments
Total Precision Instruments (1.6%)		4,296,100

Real Estate
Avantia Co., Ltd.	316,000	2,298,715
Designs and constructs housing
Daibiru Corporation	132,400	1,289,910
Real estate leasing and building management
Starts Corporation Inc.	74,500	1,514,540
Construction, leasing and management of real estate
Total Real Estate (1.9%)		5,103,165

Retail Trade
ABC-Mart, Inc.	34,400	2,090,652
Retail sales of shoes
AIN Holdings Inc.	1,700	109,784
Operates pharmacies and drug store chains
Amiyaki Tei Co., Ltd.	299,800	8,818,056
Operates barbecue restaurant chains
Cosmos Pharmaceutical Corporation	10,400	1,492,814
Operates drug store chains
Create SD Holdings Co., Ltd.	42,100	1,332,044
Operates pharmacies and drug store chains
Daikokutenbussan Co., Ltd.	127,900	4,782,528
Operates supermarkets
Hiday Hidaka Corp.	926	16,411
Operates restaurant chains
Izumi Co., Ltd.	140,700	4,419,109
Operates shopping centers, real estate, and credit card services
JM Holdings Co., Ltd.	116,900	2,978,496
Supermarket business and operation of eating-out stores
Kusuri No Aoki Holdings Co., Ltd.	21,000	1,734,168
Operates drug stores
NAFCO Co., Ltd.	48,300	583,499
Operates a chain of home and furniture retail outlets
Pan Pacific International Holdings Corporation	63,900	1,287,190
Operates discount stores
San-A Co., Ltd.	27,600	1,099,903
Retail sales of home goods
Seria Co., Ltd.	118,300	3,792,405
Discount retail sales
Sundrug Co., Ltd.	24,800	835,296
Operates pharmacies and drug store chains
Yossix Co., Ltd.	67,400	1,548,433
Operates restaurant chains
Total Retail Trade (13.8%)		36,920,788

Services
EPS Holdings, Inc.	94,100	$967,412
Performs contract medical research services
H.I.S. Co., Ltd.	90,900	1,667,449
Travel business
Kanamoto Co., Ltd.	68,100	1,467,207
Construction related business
Matching Service Japan Co., Ltd.	30,000	250,800
Recruitment business
Nihon M&A Center Inc.	45,500	1,828,021
Provides merger and acquisition brokerage services
Nippon Air Conditioning Services Co., Ltd.	131,100	883,123
Provides maintenance and management of building facilities
Nishio Rent All Co., Ltd.	265,100	5,829,617
Leasing of construction and facility work equipment
Sprix, Ltd.	76,900	639,317
Educational service business
Step Co., Ltd.	157,100	2,128,193
Operates preparatory schools
Tear Corporation	83,900	418,040
Funeral business
Total Services (6.0%)		16,079,179

Textiles and Apparel
Seiren Co., Ltd.	459,300	5,693,573
Manufactures synthetic fibers and textile products
Total Textiles and Apparel (2.1%)		5,693,573

Transportation and Warehousing
Alps Logistics Co., Ltd.	306,300	2,219,627
General logistics services
Japan Transcity Corporation	6,500	31,241
General logistics services
Meiko Trans Co., Ltd.	306,900	3,317,453
Marine logistics services
SG Holdings Co., Ltd.	67,000	2,185,154
Delivery, logistics, real estate, and other business
Trancom Co., Ltd.	3,800	237,291
General logistics services
Total Transportation and Warehousing (3.0%)		7,990,766

Transportation Equipment
Hi-Lex Corporation	529,600	6,515,886
Manufactures control cables
Morita Holdings Corporation	84,300	1,418,102
Operates five business transportation segments
Nichirin Co., Ltd.	67,700	879,425
Manufactures hoses for automobiles
Nippon Seiki Co., Ltd.	69,700	728,851
Manufactures transportation equipment parts
Tokai Rika Co., Ltd.	93,600	1,369,587
Manufactures automobile parts
Total Transportation Equipment (4.1%)		10,911,851

Utilities
Keiyo Gas Co., Ltd.	36,000	$1,115,658
Produces gas and energy products
The Okinawa Electric Power Company, Incorporated	155,690	2,915,170
Produces thermal energy products
Total Utilities (1.5%)		4,030,828

Wholesale Trade
Ai Holdings Corporation	31,700	424,726
Information and security equipment
Asia Pile Holdings Corporation	293,500	1,258,149
Manufactures concrete piles
Elematec Corporation	25,000	206,449
Electric materials, components, and mechanical parts
Kanaden Corporation	211,400	2,500,905
Factory automation business
Kohsoku Corporation	306,100	4,186,420
Food and industrial packaging materials
Matsuda Sangyo Co., Ltd.	77,700	1,041,768
Precious metals, electronic materials, and food
Nichiha Corporation	92,500	2,003,201
Manufactures fiber cement building products
Paltac Corporation	43,100	2,111,510
Cosmetics and daily necessities
Ryoden Corporation	669,000	8,771,023
Purchases electronic and electrical devices
SIIX Corporation	686,100	6,748,003
Parts procurement, logistics, and manufacturing of electronics
Sugimoto & Co., Ltd.	79,600	1,368,581
Machine tools and measuring instruments
Total Wholesale Trade (11.5%)		30,620,735

TOTAL INVESTMENTS IN JAPANESE EQUITY SECURITIES (98.2%)		$262,418,701

FOREIGN CURRENCY
Japanese Yen
Interest bearing account		$2,101,575
TOTAL FOREIGN CURRENCY (0.8%)		2,101,575

TOTAL INVESTMENTS IN JAPANESE EQUITY SECURITIES AND FOREIGN CURRENCY (99.0%)		$264,520,276

OTHER ASSETS LESS LIABILITIES, NET (1.0%)		2,619,241

NET ASSETS (100.0%)		$267,139,517

Equity securities and foreign currency holdings were translated at the following exchange rate as of May 29, 2020

Japanese Yen  ¥ 107.775  =  United States Dollar $1.00

Notes to Schedule of Investments (Unaudited)

Valuation of Securities

Investments traded in the over-the-counter market are fair valued at the last reported sales price as of the close of business on the day the securities are being valued or, if none is available, at the mean of the bid and offer price at the close of business on such day or, if none is available, the last reported sales price. Portfolio securities which are traded on stock exchanges are fair valued at the last sales price on the principal market on which securities are traded or, lacking any sales, at the last available bid price. Securities and other assets, including futures contracts and related options, that cannot be fair valued using one of the previously mentioned methods are stated at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Federal Income Tax

As of May 29, 2020, for federal income tax purposes, subject to change, the aggregate cost of securities was $288,709,208 and net unrealized depreciation was $26,290,507, comprised of gross unrealized appreciation of $15,752,494 and gross unrealized depreciation of $42,043,001. The aggregate cost of investments for tax purposes will depend upon the Fund's investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. Certain tax related calculations are completed and reviewed annually by the Fund.

Fair Value Measurements

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments
• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At May 29, 2020, all of the Fund’s investments were determined to be Level 1 securities.
During the quarter ended May 29, 2020, the Fund did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value.